Consolidated Condensed Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Sales or liquidations of investments in foreign entities	$ 0	$ 0
Foreign currency reclassification adjustment realized upon liquidation of investment	$ 0	$ 0